Consolidated Statement of Operations - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended		21 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Consolidated Statement of Operations
Revenue	$ 0	$ 26,064	$ 44,288	$ 26,064	$ 70,352
Cost of Revenue	0	22,936	35,402	22,936	58,338
Gross Profit	0	3,128	8,886	3,128	12,013
Selling, General & Administrative Expenses	2,371	11,128	100,737	11,128	111,865
Income / (loss) from operations	(2,371)	(8,000)	(91,852)	(8,000)	(99,852)
Net Income/ (Loss) for the year	$ (2,371)	$ (8,000)	$ (91,852)	$ (8,000)	$ (99,852)
Basic and diluted earnings per share	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted average number of common shares outstanding	236,110	3,955,055	10,220,830	3,955,055